Long-term debt (Details)			6 Months Ended
	Sep. 02, 2024 CAD ($)	Sep. 02, 2024 USD ($)	Feb. 28, 2025 CAD ($)	Feb. 29, 2024 CAD ($)	Sep. 17, 2024 CAD ($)	Aug. 31, 2024 CAD ($)
Long-term debt
Total borrowings			$ 396,002			$ 458,640
Current portion of long-term debt			105,958			101,397
Long-term debt, noncurrent			290,044			357,243
Borrowings interest rate	30.00%	30.00%
Issuance of long-term debt	$ 270,500	$ 200,000	280,500	$ 247,000
Period of time between issuance and maturity of debt	90 days	90 days
Processing fee	$ 74,762	$ 55,000
Accrued interest					$ 2,721
Term loans maturing December 2026
Long-term debt
Total borrowings			396,002			$ 458,640
Monthly instalments			$ 13,609
Term loans maturing December 2026 | Minimum
Long-term debt
Borrowings interest rate			9.44%
Term loans maturing December 2026 | Maximum
Long-term debt
Borrowings interest rate			13.87%